Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Accounts Payable, Current [Abstract]
Accounts Receivable	[1]	$ 454,766	$ 388,365
Allowance for current expected credit losses		(166,310)	(106,780)
Accounts receivable, net		$ 288,456	$ 281,585

[1]	All accounts receivables are mainly from sales of FTTPS.